CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Nov. 30, 2013	Nov. 30, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 50,827	$ 347
Short term deposits	10,002	10,002
Prepaid expenses and other accounts receivable	36,908	28,249
Total current assets	97,737	38,598
FUNDS IN RESPECT OF RETIREMENT BENEFIT OBLIGATION	3,630	1,296
PROPERTY AND EQUIPMENT, NET	12,854	8,273
Total assets	114,221	48,167
CURRENT LIABILITIES:
Accounts payable	138,775	135,791
Accrued expenses	386,122	73,138
Employees and related payables	155,100	75,879
Related parties	42,362	42,362
Loan	264,050	0
Total current liabilities	986,409	327,170
LONG-TERM LIABILITIES
Warrants	1,157,954	0
Retirement benefit obligations	4,272	1,553
Total long-term liabilities	1,162,226	1,553
Total liabilities	2,148,635	328,723
STOCKHOLDERS' DEFICIENCY:
Common stock of $0.0001 par value - authorized: 1,750,000,000 shares at November 30, 2013 and 2012; issued and outstanding: 51,144,621 and 49,117,903 shares at November 30, 2013 and 2012, respectively	5,114	4,912
Additional paid-in capital	8,635,447	4,850,348
Deficit accumulated during the development stage	(10,674,975)	(5,135,816)
Total Stockholders' deficiency	(2,034,414)	(280,556)
Total liabilities net of Stockholders' deficiency	$ 114,221	$ 48,167